Interest and Accretion (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Finance Cost [Abstract]
Interest expense	$ 23,955	$ 23,854
Financing income (fees)	(76)	188
Accretion of senior notes	2,501	2,311
Accretion of lease obligations	429	602
Accretion of provisions	2,347	1,333
Total	$ 29,156	$ 28,288